Expense Example - Class A C and IS shares - Federated Hermes Prudent Bear Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	848	1,460	2,095	3,791	490	1,184	1,995	3,942	290	889	1,513	3,195